Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Entity Central Index Key	0000809821
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000006373 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund)
Class Name	Class A
Trading Symbol	DCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.06%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Class A) returned 32.74% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Core Fund (Class A) – including sales charge	25.10%	9.04%	8.74%
Macquarie Small Cap Core Fund (Class A) – excluding sales charge	32.74%	10.34%	9.39%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Index	36.43%	9.90%	9.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 8,216,093,473
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 46,582,448
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Largest Holdings [Text Block]
Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006374 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund)
Class Name	Class C
Trading Symbol	DCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.81%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Class C) returned 31.71% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Core Fund (Class C) – including sales charge	30.71%	9.51%	8.57%
Macquarie Small Cap Core Fund (Class C) – excluding sales charge	31.71%	9.51%	8.57%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Index	36.43%	9.90%	9.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 8,216,093,473
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 46,582,448
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Largest Holdings [Text Block]
Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006375 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund)
Class Name	Class R
Trading Symbol	DCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$152	1.31%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Class R) returned 32.41% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Core Fund (Class R) – including sales charge	32.41%	10.06%	9.12%
Macquarie Small Cap Core Fund (Class R) – excluding sales charge	32.41%	10.06%	9.12%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Index	36.43%	9.90%	9.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 8,216,093,473
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 46,582,448
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Largest Holdings [Text Block]
Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006376 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund)
Class Name	Institutional Class
Trading Symbol	DCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Institutional Class) returned 33.06% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Core Fund (Institutional Class) – including sales charge	33.06%	10.62%	9.66%
Macquarie Small Cap Core Fund (Institutional Class) – excluding sales charge	33.06%	10.62%	9.66%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Index	36.43%	9.90%	9.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 8,216,093,473
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 46,582,448
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Largest Holdings [Text Block]
Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000171461 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund)
Class Name	Class R6
Trading Symbol	DCZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Class R6) returned 33.22% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	Since inception (5/2/16)
Macquarie Small Cap Core Fund (Class R6) – including sales charge	33.22%	10.75%	11.46%
Macquarie Small Cap Core Fund (Class R6) – excluding sales charge	33.22%	10.75%	11.46%
Russell 3000 Index	34.49%	15.23%	14.81%
Russell 2000 Index	36.43%	9.90%	10.72%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 8,216,093,473
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 46,582,448
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Largest Holdings [Text Block]
Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006377 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Class A
Trading Symbol	DEVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.10%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Class A) returned 33.14% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Value Fund (Class A) – including sales charge	25.48%	8.30%	7.68%
Macquarie Small Cap Value Fund (Class A) – excluding sales charge	33.14%	9.60%	8.32%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Value Index	32.55%	9.93%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,867,274,091
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 30,121,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006379 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Class C
Trading Symbol	DEVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.85%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Class C) returned 32.15% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Value Fund (Class C) – including sales charge	31.15%	8.78%	7.51%
Macquarie Small Cap Value Fund (Class C) – excluding sales charge	32.15%	8.78%	7.51%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Value Index	32.55%	9.93%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,867,274,091
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 30,121,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006380 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Class R
Trading Symbol	DVLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.35%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Class R) returned 32.81% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Value Fund (Class R) – including sales charge	32.81%	9.33%	8.05%
Macquarie Small Cap Value Fund (Class R) – excluding sales charge	32.81%	9.33%	8.05%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Value Index	32.55%	9.93%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,867,274,091
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 30,121,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006381 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Institutional Class
Trading Symbol	DEVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Institutional Class) returned 33.48% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Value Fund (Institutional Class) – including sales charge	33.48%	9.87%	8.59%
Macquarie Small Cap Value Fund (Institutional Class) – excluding sales charge	33.48%	9.87%	8.59%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Value Index	32.55%	9.93%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,867,274,091
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 30,121,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000171462 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Value Fund(formerly, Delaware Small Cap Value Fund)
Class Name	Class R6
Trading Symbol	DVZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Class R6) returned 33.67% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	Since inception (5/2/16)
Macquarie Small Cap Value Fund (Class R6) – including sales charge	33.67%	10.05%	10.16%
Macquarie Small Cap Value Fund (Class R6) – excluding sales charge	33.67%	10.05%	10.16%
Russell 3000 Index	34.49%	15.23%	14.81%
Russell 2000 Value Index	32.55%	9.93%	9.87%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,867,274,091
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 30,121,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature